Financial results (Details) - COP ($) $ in Millions	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Finance income
Yields and interests	$ 612,914	$ 130,398
Results from financial assets	124,493	87,747
Gain on derivatives valuation/ settlement	11,834	7,497
Other financial income	138,157	17,121
Finance income	887,398	242,763
Financial expenses
Financial cost of loans and borrowings	(3,886,375)	(1,867,718)
Financial cost of other liabilities	(1,559,080)	(698,534)
Results from financial assets	(125,493)	(75,174)
Other financial expenses	(304,929)	(132,869)
Financial expenses	(5,875,877)	(2,774,295)
Foreign exchange loss	(377,527)	(10,387)
Realized gain of other comprehensive income from the sale of joint ventures	0	361,728
Foreign exchange (loss) gain	(377,527)	351,341
Financial result	$ (5,366,006)	$ (2,180,191)